Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure
Schedule Of Fair Value Off Balance Sheet Risks Text Block
(In thousands)	December 31, 2016	December 31, 2015
Commitments to extend credit:
Credit card lines	$4,562,981	$4,552,331
Commercial and construction lines of credit	2,966,656	2,619,092
Other consumer unused credit commitments	261,856	262,685
Commercial letters of credit	1,490	2,040
Standby letters of credit	34,644	49,670
Commitments to originate or fund mortgage loans	25,622	21,311

Schedule Of Direct Exposure To The Puerto Rico Government By Maturity [Text Block]

(In thousands)	Investment Portfolio	Loans	Total Outstanding	Total Exposure
Central Government
Within 1 year	$-	$-	$-	$50,000
After 1 to 5 years	3,456	-	3,456	3,456
After 5 to 10 years	13,116	-	13,116	13,116
After 10 years	407	-	407	407
Total Central Government	16,979	-	16,979	66,979
Government Development Bank (GDB)
After 1 to 5 years	2	-	2	2
Total Government Development Bank (GDB)	2	-	2	2
Public Corporations:
Puerto Rico Aqueduct and Sewer Authority
After 10 years	460	-	460	460
Total Puerto Rico Aqueduct and Sewer Authority	460	-	460	460
Puerto Rico Highways and Transportation Authority
After 5 to 10 years	4	-	4	4
Total Puerto Rico Highways and Transportation Authority	4	-	4	4
Municipalities
Within 1 year	3,105	37,621	40,726	45,878
After 1 to 5 years	14,540	128,008	142,548	142,548
After 5 to 10 years	18,635	145,005	163,640	163,640
After 10 years	16,820	148,160	164,980	164,980
Total Municipalities	53,100	458,794	511,894	517,046
Total Direct Government Exposure	$70,545	$458,794	$529,339	$584,491